Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 30,084	₩ 14,948	₩ 17,263
Fees and commissions	230,412	249,210	195,173
Lease expenses	920	1,496	2,604
Salaries	32,340	26,935	23,137
Expenses related to defined contribution plans	1,968	1,812	1,546
Employee benefits	3,329	3,026	2,655
Depreciation	3,783	2,748	545
Amortization	1,137	905	868
Other expenses	2,944	3,214	2,915
Total selling, general and administrative expense	62,400	36,873	34,820
Selling, General and Administrative Expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	30,084	14,948	17,263
Fees and commissions	13,928	7,262	5,727
Lease expenses	460	665	941
Salaries	11,761	8,643	7,080
Expenses related to defined contribution plans	585	455	387
Employee benefits	1,419	1,253	1,140
Depreciation	1,424	761	233
Amortization	597	745	581
Other expenses	2,142	2,141	1,468
Total selling, general and administrative expense	₩ 62,400	₩ 36,873	₩ 34,820